Acquisitions and Disposals	12 Months Ended
Jun. 30, 2019
Acquisitions and disposals [abstract]
Acquisitions and disposals

4.	Acquisitions and disposals

Fiscal year ended as of June 30, 2019

Acquisition of Catalinas

The Company's Board of Directors has approved the acquisition from its parent company IRSA of 14,213 sqm of gross leasable area of the building under development called "Catalinas" located in the City of Buenos Aires.

The building consists of 35,208 sqm of gross leasable area over 30 office floors and 316 parking lots located in 4 basements and is currently under construction. The price of the transaction was established in the fixed amount of USD 60.3 million. Previously, the Company had adquired 16,194 sqm from IRSA. Accordingly, after completing the transaction mentioned above, the Company will have adquired the total of 30,407 sqm of gross leasable area, equivalent to a total 86.37% of the building´s gross leasable area.

Constitution of La Malteria S.A.

On July 11, 2018, "La Malteria S.A." was formed, with a capital contribution of Ps. 0.1 millon consisting of 100,000 common nominative shares with a par value of Ps. 1.00. IRSA Commercial Properties S.A. subscribed 95,000 shares of share capital, while the remaining 5,000 were subscribed by Fibesa S.A..

Constitution of Pareto S.A.

On October 8, 2018, Pareto S.A. was form, its purpose is to design, program and develop software and mobile and web applications.

Pareto started with a capital of 100,000 common shares with a par value of Ps. 1.00 of which 65% was owned by IRSA Propiedades Comerciales.

On December 17, 2018, a capital contribution was approved for 16,500 shares of par value Ps. 1.00, subscribed in full by the Company, with a paid in capital of Ps. 4,308.65 per share, amounting Ps. 71.1 million. As a result of this capital increase, the stake of the Company increased to 69.96%.

On the same date, Espacio Digital S.A. (EDSA), issued a transfer of assets offer to Pareto S.A. which includes among other things the source code of the application, client portfolio and brand for total consideration of USD 0.6 million.

Sale of Tarshop

On February 14, 2019, the Group sold the entire shareholding in Tarshop S.A. to Banco Hipotecario S.A..The parties agree that the seller will be entitled to a variable remuneration, if the buyer, in a period not exceeding 2 years, sell all or part of the participation to a third party.

The loss for this transaction amounted was Ps. 123.9 million.

Fiscal year ended as of June 30, 2018

Acquisition of La Arena

On February 20, 2018, IRSA Propiedades Comerciales, through its subsidiary Ogden Argentina S.A. ("OASA"), which the Company controlled through Entertainment Holdings S.A., acquired a 60% equity interest in La Arena, which developed and operates the stadium known as "DIRECTV ARENA", located in Tortuguitas, Province of Buenos Aires.

The price set for the transaction amounted to USD 4.2 million, of which USD 1.9 million was outstanding as of the date of these financial statements.

See in Note 15 the balances incorporated by business combination.

Acquisition of plot of land La Plata

On March 22, 2018, IRSA Propiedades Comerciales acquired, directly and indirectly, 100% of a plot of land of 78,614 sqm of surface located in Camino General Belgrano, between 514th Av., 19th Av. and 511 Street, in the town of La Plata, province of Buenos Aires.

The operation was made through the purchase of 100% of the shares of common stock of the company Centro de Entretenimientos La Plata S.A. ("CELAP"), owner of 61.85% of the property and the direct purchase of the remaining 38.15% of the shares of common stock from un-related third parties.

The total price of the transaction was USD 7.5 million, which has been fully paid.

The purpose of this acquisition is the future development of a mixed-use project.

Acquisition of plot of land in Mendoza

On March 14, 2019, the Company acquired a 3,641 sqm plot of land adjacent to the Mendoza Shopping, for an amount of USD 1.2 million. As of the date of these Financial Statements, USD 0.8 million was outstanding.

Sale of units in Intercontinental Building

IRSA Propiedades Comerciales sold 851.79 square meters corresponding to one floor of office and eight parking lots in the Intercontinental Plaza building. The consideration was USD 3 million, which was fully paid.